UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 52.4%
	AIM Aviation Finance, Series 2015-1A, Class C1
$2,444,105	4.750%, 02/15/40 (A)	$2,249,074
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,108,254
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,254,256
	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
815,000	2.710%, 09/08/22	808,065
	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class B
1,355,000	5.437%, 01/16/38 (A)	1,354,000
	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,391,135
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
731,250	5.682%, 12/16/41 (A)	738,690
	CAM Mortgage Trust, Series 2016-1, Class M
2,744,880	5.000%, 01/15/56 (A) (B)	2,708,714
	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21 (A)	1,597,593
	CarNow Auto Receivables Trust, Series 2015-1A, Class E
8,590,000	6.850%, 05/17/21 (A)	8,086,012
	CLUB Credit Trust, Series 2017-P1, Class A
1,628,206	2.420%, 09/15/23 (A)	1,627,347
	Coinstar Funding, Series 2017-1A, Class A2
4,302,488	5.216%, 04/25/47 (A)	4,452,988
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,138,446
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,366,214
	Colony American Homes, Series 2014-1A, Class E
5,541,000	4.360%, VAR LIBOR USD 1 Month+2.800%, 05/17/31 (A)	5,565,334
	Colony American Homes, Series 2014-2A, Class F
1,443,329	4.910%, VAR LIBOR USD 1 Month+3.350%, 07/17/31 (A)	1,447,915
	Colony American Homes, Series 2015-1A, Class E
1,597,000	4.554%, VAR LIBOR USD 1 Month+3.000%, 07/17/32 (A)	1,607,237
	Colony American Homes, Series 2015-1A, Class F
3,210,000	5.204%, VAR LIBOR USD 1 Month+3.650%, 07/17/32 (A)	3,225,239

1

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 52.4% (continued)
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
$1,189,532	4.755%, 05/25/35	$1,205,251
	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21 (A)	1,112,950
	CPS Auto Receivables Trust, Series 2014-B, Class E
800,000	5.850%, 08/16/21 (A)	798,113
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,132,748
	CPS Auto Receivables Trust, Series 2016-B, Class E
5,110,000	8.140%, 05/15/23 (A)	5,439,012
	DB Master Finance, Series 2017-1A, Class A2II
1,545,000	4.030%, 11/20/47 (A)	1,568,472
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
4,931,804	6.070%, 10/22/29 (A)	4,858,162
	DT Auto Owner Trust, Series 2016-1A, Class D
5,150,000	4.660%, 12/15/22 (A)	5,246,427
	DT Auto Owner Trust, Series 2016-3A, Class D
2,050,000	4.520%, 06/15/23 (A)	2,088,675
	Falcon Aerospace, Series 2017-1, Class A
2,159,470	4.581%, 02/15/42 (A)	2,184,237
	FAN Engine Securitization, Series 2013-1A, Class 1A
4,544,942	4.625%, 10/15/43 (A)	4,492,675
	FHLMC Multifamily Structured Pass Through Certificates, Series K068, Class A2
1,780,000	3.244%, 08/25/27	1,790,593
	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2
1,580,000	3.187%, 09/25/27 (B)	1,589,263
	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2
2,220,000	3.286%, 11/25/27	2,249,102
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,190,687
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,090,093

2

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 52.4% (continued)
	Five Guys Funding, Series 2017-1A, Class A2
$1,346,625	4.600%, 07/25/47 (A)	$1,374,003
	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22 (A)	3,084,992
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
655,000	3.761%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	664,977
	GCA Holdings, Series 2014-1, Class C
1,933,460	6.000%, 01/05/30 (A) (C) (D)	1,411,426
	GCA Holdings, Series 2014-1, Class D
767,815	7.500%, 01/05/30 (A) (C) (D)	305,207
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.000%, 01/05/30 (A) (C) (D)	—
	GCAT, Series 2017-3, Class A1
871,187	3.352%, 04/25/47 (A)	869,557
	GCAT, Series 2017-4, Class A1
108,622	3.228%, 05/25/22 (A)	108,325
	GCAT, Series 2017-4, Class A2
3,500,000	5.500%, 05/25/22 (A)	3,477,338
	GCAT, Series 2017-5, Class A1
537,660	3.228%, 07/25/47 (A)	536,652
	Global Container Assets, Series 2015-1A, Class B
918,237	4.500%, 02/05/30 (A)	877,067
	Harbour Aircraft Investments, Series 2017-1, Class C
6,638,095	8.000%, 11/15/37 (C) (D)	6,623,677
	Home Partners of America Trust, Series 2016-1, Class E
5,085,000	5.756%, VAR LIBOR USD 1 Month+4.200%, 03/17/33 (A)	5,121,450
	Invitation Homes Trust, Series 2015-SFR3, Class E
2,777,000	5.310%, VAR LIBOR USD 1 Month+3.750%, 08/17/32 (A)	2,813,045
	Invitation Homes Trust, Series 2018-SFR1, Class F
625,000	4.068%, VAR LIBOR USD 1 Month+2.500%, 03/17/37 (A)	628,013
	Key Resorts, Series 2014-A, Class C
1,186,409	5.870%, 03/17/31 (A) (B)	1,175,334
	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	619,617
	Merlin Aviation Holdings, Series 2016-1, Class A
2,548,333	4.500%, 12/15/32 (A)	2,582,642

3

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 52.4% (continued)
	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A2
$2,500,000	5.000%, 06/25/57 (A)	$2,479,042
	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A2
5,660,000	4.875%, 07/25/57 (A)	5,628,622
	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24 (A)	5,508,629
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,430,802
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,863,512
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 07/18/22 (A)	1,043,382
	Prestige Auto Receivables Trust, Series 2017-1A, Class E
4,000,000	4.890%, 05/15/24 (A)	3,925,413
	Progress Residential Trust, Series 2017-SFR1, Class F
600,000	5.350%, 08/17/34 (A)	612,376
	PRPM, Series 2017-2A, Class A1
2,057,948	3.470%, 09/25/22 (A)	2,044,877
	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,634,469
	RCO Mortgage, Series 2017-1, Class A1
512,777	3.375%, 08/25/22 (A)	511,758
	RCO Mortgage, Series 2017-1, Class A2
2,305,000	5.125%, 08/25/22 (A)	2,281,702
	Rise, Series 2014-1, Class B
628,669	6.500%, 02/15/39 (B)	631,812
	Shenton Aircraft Investment I, Series 2015-1A, Class A
3,718,302	4.750%, 10/15/42 (A)	3,798,878
	S-Jets, Series 2017-1, Class B
3,271,528	5.682%, 08/15/42 (A)	3,310,318
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,041,115
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	705,496
	Sprite, Series 2017-1, Class B
6,800,000	5.750%, 12/15/37 (A)	6,815,880

4

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 52.4% (continued)
	Thunderbolt Aircraft Lease, Series 2017-A, Class A
$1,647,619	4.212%, 05/17/32 (A)	$1,689,633
	Thunderbolt Aircraft Lease, Series 2017-A, Class B
428,571	5.750%, 05/17/32 (A)	433,012
	Tidewater Auto Receivables Trust, Series 2014-AA, Class D
3,200,000	3.570%, 05/15/21 (A)	3,200,162
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,870,428
	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A
4,000,000	4.550%, 04/15/21 (A)	3,975,854
	TSTC, Series 2010-1
4,000,000	7.711%, 08/30/18 (C) (D)	4,000,000
	Veros Automobile Receivables Trust, Series 2017-1, Class A
1,311,826	2.840%, 04/17/23 (A)	1,307,258
	VOLT LIV, Series 2017-NPL1, Class A2
3,375,000	5.875%, 02/25/47 (A)	3,369,280
	VOLT LVI, Series 2017-NPL3, Class A2
4,185,000	5.875%, 03/25/47 (A)	4,174,265
	VOLT LXI, Series 2017-NPL8, Class A1
1,084,753	3.125%, 06/25/47 (A)	1,082,793
	VOLT LXIII, Series 2017-NP10, Class A2
2,035,000	4.625%, 10/25/47 (A)	2,010,878
	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A)	2,785,624
	VOLT XXXVIII, Series 2015-NP12, Class A2
4,906,129	4.500%, 09/25/45 (A)	4,897,309
	WAVE Trust, Series 2017-1A, Class B
2,976,408	5.682%, 11/15/42 (A)	3,024,292
	Westgate Resorts, Series 2014-1A, Class C
273,676	5.500%, 12/20/26 (A)	276,397
	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class E
945,000	4.825%, 06/15/45 (A) (B)	763,858

	Total Asset-Backed Securities
	(Cost $227,695,162)	226,165,421

5

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.2%
	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class F
$1,500,000	6.560%, VAR LIBOR USD 1 Month+5.000%, 01/15/28 (A)	$1,507,718
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.832%, 08/15/45 (A) (B)	961,077
	Commercial Mortgage Trust, Series 2016-SAVA, Class C
3,110,000	4.554%, VAR LIBOR USD 1 Month+3.000%, 10/15/34 (A)	3,117,802
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,737,961	5.869%, 09/15/40 (B)	1,686,410
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,916,969
	CSMC Trust, Series 2015-DEAL, Class E
4,180,000	5.559%, VAR LIBOR USD 1 Month+4.000%, 04/15/29 (A)	4,194,270
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.698%, 01/10/21 (A) (B)	1,401,265
	FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2
490,000	3.303%, 11/25/27 (B)	492,368
	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2
9,700,000	3.010%, 07/25/25	9,728,654
	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2
6,250,000	2.745%, 01/25/26	6,136,411
	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2
6,290,000	2.673%, 03/25/26	6,134,591
	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2
6,375,000	2.525%, 05/25/26	6,141,858
	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2
2,160,000	3.224%, 03/25/27 (B)	2,173,770
	GP Portfolio Trust, Series 2014-GPP, Class E
2,500,000	5.660%, VAR LIBOR USD 1 Month+4.100%, 02/15/27 (A)	2,459,807

6

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.2% (continued)
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
$2,518,599	5.814%, 08/10/45 (B)	$2,556,997
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
1,252,810	5.021%, 01/12/37 (B)	1,277,062
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM
606,105	5.464%, 01/15/49 (B)	607,987
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.217%, 06/15/43 (A) (B)	3,108,231
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.217%, 06/15/43 (A) (B)	548,463
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.408%, 08/15/46 (A) (B)	2,949,359
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
3,325,000	6.060%, VAR LIBOR USD 1 Month+4.500%, 07/15/19 (A)	3,341,639
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A) (B)	1,986,350
	Motel 6 Trust, Series 2017-M6MZ, Class M
8,392,132	8.486%, VAR LIBOR USD 1 Month+6.927%, 08/15/19 (A)	8,444,560
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,727,124
	SCG Trust, Series 2013-SRP1, Class C
3,300,000	5.060%, VAR LIBOR USD 1 Month+3.250%, 11/15/26 (A)	3,251,964
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.006%, VAR LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C) (D)	3,255,100
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.651%, 02/15/44 (A) (B)	2,073,716
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.640%, 03/15/44 (A) (B)	938,048

7

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.2% (continued)
	Total Commercial Mortgage-Backed Obligations
	(Cost $88,128,910)	$87,119,570

Residential Mortgage-Backed Obligations — 19.8%
	Alternative Loan Trust, Series 2003-9T1, Class A7
$1,338,320	5.500%, 07/25/33	1,361,099
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
400,615	5.750%, 01/25/35	400,893
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
2,008,238	6.000%, 09/25/34	2,078,059
	Alternative Loan Trust, Series 2004-J3, Class 1A1
741,451	5.500%, 04/25/34	752,169
	Alternative Loan Trust, Series 2005-J1, Class 2A1
380,041	5.500%, 02/25/25	385,947
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
1,076,736	5.500%, 10/25/33	1,097,652
	Banc of America Funding Trust, Series 2004-B, Class 4A2
298,895	3.486%, 11/20/34 (B)	295,784
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,439,255	5.750%, 11/25/35	1,512,065
	Banc of America Funding Trust, Series 2007-4, Class 5A1
451,600	5.500%, 11/25/34	461,011
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
632,846	3.740%, 08/25/34 (B)	622,404
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
2,517,499	3.478%, 08/25/35 (B)	2,513,114
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
508,320	5.237%, 09/25/34 (A) (B)	490,500
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
3,446,770	2.740%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	3,275,379
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
448,053	4.755%, 08/25/34	466,567

8

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 19.8% (continued)
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB8, Class 4A1
$316,099	3.088%, 01/20/35 (B)	$314,214
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
186,064	3.404%, 11/20/35 (B)	171,048
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,884,576	6.160%, 12/25/33	2,895,464
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,142,712	1.911%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	1,108,671
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
8,661,000	4.861%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/27	9,721,805
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
738,727	3.974%, 07/19/35 (B)	711,640
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
129,046	3.696%, 07/25/35 (B)	126,825
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
2,692,643	2.078%, VAR ICE LIBOR USD 1 Month+0.520%, 06/19/34	2,646,483
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2,043,442	2.341%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/34	1,879,354
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
2,094,580	3.684%, 10/25/34 (B)	2,132,770
	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
2,311,787	2.201%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/45	2,226,437
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,231,797	3.422%, 08/25/35 (B)	2,019,908
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
5,330,050	1.771%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	4,588,119
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,584,648	6.000%, 09/25/34	2,609,507
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
1,053,847	3.643%, 02/25/36 (B)	977,463

9

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 19.8% (continued)
	JPMorgan Resecuritization Trust, Series 2014-5, Class 2A4
$3,017,007	3.558%, 06/27/34 (A) (B)	$2,980,123
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
2,274,138	6.000%, 10/25/37	2,357,146
	Lehman XS Trust, Series 2005-7N, Class 3A1
689,233	1.841%, VAR ICE LIBOR USD 1 Month+0.280%, 12/25/35	590,517
	Lehman XS Trust, Series 2006-12N, Class A2A1
435	1.711%, VAR ICE LIBOR USD 1 Month+0.150%, 08/25/46 (C) (D)	431
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,215,085	1.821%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	1,071,642
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,388,438	3.446%, 03/25/35 (B)	2,356,994
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
3,625,238	3.388%, 03/25/35 (B)	3,414,058
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,351,282	3.714%, 04/25/36 (B)	1,343,481
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
730,027	5.250%, 11/25/33	754,144
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,279,212	5.500%, 03/25/34	4,354,437
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
942,857	5.500%, 06/25/34	965,660
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,293,027	6.000%, 06/25/34	1,338,250
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,528,485	6.000%, 09/25/34	2,684,082
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
279,806	5.500%, 11/25/35	288,014
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,727,174	1.751%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/46	1,628,302
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
3,104,690	4.293%, 03/25/35 (B)	2,503,324
	Sequoia Mortgage Trust, Series 2017-CH1, Class A1
599,305	4.000%, 08/25/47 (A) (B)	603,510

10

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Residential Mortgage-Backed Obligations — 19.8% (continued)
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
$6,078,963	1.871%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	$4,861,513
	Structured Asset Securities Mortgage Pass-Through Certificates,Series 2004-20, Class 8A7
1,140,107	5.750%, 11/25/34	1,152,463
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
509,269	5.500%, 02/25/35	516,333

	Total Residential Mortgage-Backed Obligations
	(Cost $80,577,602)	85,606,775

Other Investment — 2.1%
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C) (D)	8,912,709

	Total Other Investment
	(Cost $9,000,000)	8,912,709

Preferred Stock — 0.8%
	Aergen Aviation
97,485	0.000%* (C) (D)	3,530,361

	Total Preferred Stock
	(Cost $9,748,500)	3,530,361

Municipal Bond — 0.7%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
3,110,000	7.309%, 06/01/34	3,094,605

	Total Municipal Bond
	(Cost $2,728,140)	3,094,605

Short-Term Investment — 3.9%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 1.190%(E)
16,612,195	(Cost $16,612,195)	16,612,195

11

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Description	Value
Total Investments — 99.9%
(Cost $434,490,509)	$431,041,636
Other Assets and Liabilities, net — 0.1%	339,782

Net Assets — 100.0%	$431,381,419

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2018 was $264,135,655, representing 61.2% of Net Assets of the Portfolio.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2018, was $28,038,911 and represented 6.5% of net assets.
(E)	The rate shown is the 7-day effective yield as of January 31, 2018.

FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
USD	— United States Dollar
VAR	— Variable Rate

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$213,825,111	$12,340,310	$226,165,421
Commercial Mortgage-Backed Obligations	—	83,864,470	3,255,100	87,119,570
Residential Mortgage-Backed Obligations	—	85,606,344	431	85,606,775
Other Investment	—	—	8,912,709	8,912,709
Preferred Stock	—	—	3,530,361	3,530,361
Municipal Bond	—	3,094,605	—	3,094,605
Short-Term Investment	16,612,195	—	—	16,612,195

Total Investments in Securities	$16,612,195	$386,390,530	$28,038,911	$431,041,636

12

Portfolio of Investments — as of January 31, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

	Investments in Asset-Backed Securities	Investments in Commercial Mortgage-Backed Obligations	Investments in Residential Mortgage-Backed Obligations
Beginning balance as of November 1, 2017	$7,147,015	$—	$142
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	133,449	—	289
Purchases	46,008	—	—
Sales	—	—	—
Net transfer into Level 3	6,623,677	3,255,100	—
Net transfer out of Level 3	(1,609,839)	—	—

Ending balance as of January 31, 2018	$12,340,310	$3,255,100	$431

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$133,449	$—	$289

	Investments in Other Investments	Investments in Preferred Stock	Total Investments
Beginning balance as of November 1, 2017	$8,912,709	$10,008,210	$26,068,076
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	(6,477,849)	(6,344,111)
Purchases	—	—	46,008
Sales	—	—	—
Net transfer into Level 3	—	—	9,878,777
Net transfer out of Level 3	—	—	(1,609,839)

Ending balance as of January 31, 2018	$8,912,709	$3,530,361	$28,038,911

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(6,477,849)	$(6,344,111)

For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as ‘‘-‘‘ are $0.

13

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018